Interests in Other Entities - Parent - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019	[1]
Disclosure of subsidiaries [line items]
Ownership interest in share capital	100.00%
Impairment loss on investment	£ (233)	£ 639	[1]	£ 198
Santander UK plc
Disclosure of subsidiaries [line items]
Impairment loss on investment	0	0
Santander Financial Services plc
Disclosure of subsidiaries [line items]
Impairment loss on investment	£ 0	£ 0
Santander UK Group Holdings plc
Disclosure of subsidiaries [line items]
Ownership interest in share capital	100.00%

[1]	Adjusted to reflect the presentation of discontinued operations as set out in Note 43.